Inventories and Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2023
Inventories and Cost of Sales [Abstract]
Schedule of Inventories and Cost of Sales
	2023		2022	2021

Finished goods	Ps.	1,395,220	1,568,459	787,135
Raw materials		257,686	109,681	-
Packing material		130,341	262,480	35,718
		1,783,247	1,940,620	822,853
Merchandise in transit		247,286	182,050	463,302
	Ps.	2,030,533	2,122,670	1,286,155